UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2017

                    DATE OF REPORTING PERIOD: MARCH 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 88.8%
--------------------------------------------------------------------------------

                                                 Face Amount(1)         Value
                                                 --------------         -----

AUSTRALIA -- 8.9%
   APT Pipelines
       Callable 04/15/2027 @ $100
       4.250%, 07/15/2027 .....................   $  400,000          $  405,337
   Australia & New Zealand Banking Group
       4.400%, 05/19/2026 .....................      750,000             769,450
   Australia & New Zealand Banking Group
       Callable 06/15/2026 @ $100
       6.750%, 12/29/2049 (A) .................      800,000             879,412
   Macquarie Bank
       Callable 03/08/2027 @ $100
       6.125%, 12/29/2049 (A) .................      800,000             804,000
   QBE Insurance Group
       Callable 12/02/2024 @ $100
       6.750%, 12/02/2044 (A) .................      300,000             327,000
   QBE Insurance Group MTN
       Callable 06/17/2026 @ $100
       5.875%, 06/17/2046 (A) .................      200,000             208,956
   Virgin Australia Holdings
       7.875%, 10/15/2021 .....................      800,000             830,000
                                                                      ----------
                                                                       4,224,155
                                                                      ----------
BERMUDA -- 1.0%
   Sirius International Group
       Callable 08/01/2026 @ $100
       4.600%, 11/01/2026 .....................      500,000             488,385
                                                                      ----------
BRAZIL -- 1.7%
   JBS Investments
       Callable 10/28/2017 @ $104
       7.750%, 10/28/2020 .....................      250,000             261,875
   Petrobras Global Finance BV
       8.375%, 05/23/2021 .....................      500,000             564,750
                                                                      ----------
                                                                         826,625
                                                                      ----------
CHINA -- 42.5%
   Bank of China
       5.000%, 11/13/2024 .....................      800,000             850,117
   Baoxin Auto Finance I
       Callable 12/15/2019 @ $100
       8.750%, 12/29/2049 (A) .................      880,000             921,800

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                 Face Amount(1)         Value
                                                 --------------         -----

   Beijing State-Owned Assets Management
   Hong Kong
       4.125%, 05/26/2025 .....................   $  850,000          $  869,326
   Central China Real Estate
       Callable 01/23/2019 @ $104
       8.750%, 01/23/2021 .....................      580,000             635,100
   Charming Light Investments MTN
       5.000%, 09/03/2024 .....................      300,000             316,226
   China Aoyuan Property Group
       6.350%, 01/11/2020 .....................      200,000             206,758
   China Cinda Asset Management
       Callable 09/30/2021 @ $100
       4.450%, 12/29/2049 (A) .................      600,000             590,100
   China Evergrande Group
       Callable 03/23/2020 @ $104
       8.250%, 03/23/2022 .....................      800,000             832,953
   China Hongqiao Group
       6.875%, 05/03/2018 .....................      500,000             469,996
   China New Town Finance I
       5.500%, 05/06/2018 ................. CNY     5,700,000            822,646
   China SCE Property Holdings
       Callable 03/10/2020 @ $103
       5.875%, 03/10/2022 .....................      500,000             502,778
   China South City Holdings
       5.750%, 03/09/2020 .....................      390,000             385,088
   CITIC MTN
       3.875%, 02/28/2027 .....................      200,000             199,261
   Dawn Victor
       5.500%, 06/05/2018 .....................      400,000             406,500
   Easy Tactic
       Callable 01/13/2020 @ $103
       5.750%, 01/13/2022 .....................      270,000             276,366
   Fantasia Holdings Group
       Callable 10/04/2019 @ $104
       7.375%, 10/04/2021 .....................      300,000             305,909
   Fortune Star BVI
       Callable 03/23/2020 @ $103
       5.250%, 03/23/2022 .....................      200,000             202,658
   Future Land Development Holdings
       5.000%, 02/16/2020 .....................      260,000             261,936
   Grand China Air Hong Kong MTN
       6.375%, 03/07/2019 .....................      540,000             548,098

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                 Face Amount(1)         Value
                                                 --------------         -----

   HeSteel Hong Kong
       4.250%, 04/07/2020 .....................   $  200,000          $  199,304
   Huarong Finance
       Callable 01/24/2022 @ $100
       4.500%, 12/29/2049 (A) .................      300,000             305,067
   Huarong Finance II MTN
       5.000%, 11/19/2025 .....................      300,000             312,223
       4.875%, 11/22/2026 .....................      600,000             617,344
   Industrial & Commercial Bank
   of China
       4.875%, 09/21/2025 .....................      500,000             528,675
   Jinchuan Group
       4.750%, 07/17/2017 ................. CNY    9,000,000           1,269,818
   Kaisa Group Holdings
       Callable 05/03/2017 @ $100
       7.560% PIK, 06/30/2020 (B) .............      260,000             256,750
   Lenovo Perpetual Securities MTN
       Callable 03/16/2022 @ $100
       5.375%, 12/29/2049 (A) .................      300,000             304,089
   Minmetals Bounteous Finance BVI
       4.750%, 07/30/2025 .....................      300,000             316,932
       4.200%, 07/27/2026 .....................      600,000             608,158
   Oceanwide Holdings International
   2015
       Callable 08/11/2018 @ $105
       9.625%, 08/11/2020 .....................      330,000             362,978
   Powerlong Real Estate Holdings
       10.750%, 09/18/2017 ................ CNY    2,400,000             351,235
   Proven Honour Capital
       4.125%, 05/06/2026 .....................      900,000             903,560
   Rock International Investment
       6.625%, 03/27/2020 .....................      400,000             399,740
   Ronshine China Holdings
       Callable 12/08/2018 @ $103
       6.950%, 12/08/2019 .....................      550,000             545,828
   Times Property Holdings
       Callable 01/23/2019 @ $102
       6.250%, 01/23/2020 .....................      270,000             278,402
   Top Wise Excellence Enterprise
       6.000%, 03/16/2020 .....................      350,000             362,250
   Wanda Properties International
       7.250%, 01/29/2024 .....................      550,000             608,030
   Xin Jiang Guang Hui Industry
   Investment Group
       7.875%, 03/30/2020 .....................      400,000             398,468

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                 Face Amount(1)         Value
                                                 --------------         -----

   Xingtao Assets
       Callable 10/09/2017 @ $100
       3.300%, 10/09/2022 ................. EUR      600,000          $  638,065
   Yunnan Energy Investment Overseas
       5.500%, 10/21/2017 ................. CNY    3,500,000             503,290
   Yuzhou Properties
       Callable 01/25/2020 @ $103
       6.000%, 01/25/2022 .....................   $  500,000             514,949
                                                                      ----------
                                                                      20,188,771
                                                                      ----------
GERMANY -- 0.8%
   Deutsche Bank
       6.250%, 05/29/2049 .....................      400,000             379,000
                                                                      ----------
HONG KONG -- 12.8%
   Bank of East Asia MTN
       Callable 12/02/2020 @ $100
       5.500%, 12/29/2049 (A) .................      500,000             499,957
   China Cinda Finance
       4.400%, 03/09/2027 .....................      700,000             699,784
   China City Construction
   International
       5.350%, 07/03/2017 (C) ............. CNY    6,433,665             640,218
   Dah Sing Bank MTN
       Callable 11/30/2021 @ $100
       4.250%, 11/30/2026 (A) .................      550,000             555,135
   FWD
       Callable 01/24/2022 @ $100
       6.250%, 12/29/2049 (A) .................      260,000             272,615
   MIE Holdings
       Callable 05/03/2017 @ $104
       7.500%, 04/25/2019 .....................      200,000             134,999
   New World China Land
       4.750%, 01/23/2027 .....................      760,000             782,539
   RKP Overseas Finance 2016 A
       Callable 02/17/2022 @ $100
       7.950%, 12/29/2049 .....................      570,000             591,350
   Studio City
       Callable 11/30/2018 @ $104
       7.250%, 11/30/2021 .....................      600,000             639,750
   Studio City Finance
       Callable 05/03/2017 @ $104
       8.500%, 12/01/2020 .....................      500,000             523,125

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                 Face Amount(1)         Value
                                                 --------------         -----

   United Photovoltaics Group
       8.250%, 01/25/2020 .....................   $  700,000          $  724,496
                                                                      ----------
                                                                       6,063,968
                                                                      ----------
INDIA -- 6.8%
   Adani Transmission
       4.000%, 08/03/2026 .....................      400,000             391,636
   Bharti Airtel
       4.375%, 06/10/2025 .....................      550,000             549,604
   BPRL International Singapore MTN
       4.375%, 01/18/2027 .....................      600,000             610,997
   GCX
       Callable 05/03/2017 @ $105
       7.000%, 08/01/2019 .....................      480,000             489,586
   ITNL International
       8.000%, 07/17/2017 ................. CNY    1,300,000             187,170
   Neerg Energy
       Callable 02/13/2020 @ $103
       6.000%, 02/13/2022 .....................      400,000             405,982
   NTPC MTN
       7.375%, 08/10/2021 ................. INR   40,000,000             620,496
                                                                      ----------
                                                                       3,255,471
                                                                      ----------
INDONESIA -- 3.5%
   Alam Synergy
       Callable 05/03/2017 @ $103
       6.950%, 03/27/2020 .....................      250,000             256,875
   Alam Synergy Pte
       Callable 04/24/2020 @ $103
       6.625%, 04/24/2022 .....................      200,000             202,001
   Jababeka International BV
       Callable 10/05/2020 @ $103
       6.500%, 10/05/2023 .....................      200,000             205,957
   Lembaga Pembiayaan Ekspor Indonesia
   MTN
       3.875%, 04/06/2024 .....................      400,000             399,392
   PB International BV
       Callable 01/26/2020 @ $104
       7.625%, 01/26/2022 .....................      600,000             620,973
                                                                      ----------
                                                                       1,685,198
                                                                      ----------
JAPAN -- 1.7%
   Asahi Mutual Life Insurance
       Callable 01/24/2022 @ $100
       7.250%, 12/31/2049 (A) .................      750,000             801,987
                                                                      ----------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                 Face Amount(1)         Value
                                                 --------------         -----

MALAYSIA -- 1.7%
   Gohl Capital
       4.250%, 01/24/2027 .....................   $  800,000          $  808,002
                                                                      ----------
MONGOLIA -- 1.7%
   Mongolia Government International Bond MTN
       10.875%, 04/06/2021 ....................      500,000             574,976
       8.750%, 03/09/2024 .....................      200,000             217,957
                                                                      ----------
                                                                         792,933
                                                                      ----------
NETHERLANDS -- 0.8%
   Cooperatieve Rabobank UA MTN
       Callable 04/10/2024 @ $100
       4.000%, 04/10/2029 (A) .................      400,000             397,396
                                                                      ----------
SINGAPORE -- 2.7%
   Golden Legacy
       Callable 06/07/2019 @ $104
       8.250%, 06/07/2021 .....................      600,000             636,263
   STATS ChipPAC
       Callable 11/24/2018 @ $104
       8.500%, 11/24/2020 .....................      600,000             645,600
                                                                      ----------
                                                                       1,281,863
                                                                      ----------
SWITZERLAND -- 0.9%
   Credit Suisse Group
       7.125%, 12/29/2049 .....................      200,000             207,360
   EFG International Guernsey
       Callable 04/05/2022 @ $100
       5.000%, 04/05/2027 (A) .................      200,000             200,000
                                                                      ----------
                                                                         407,360
                                                                      ----------
UNITED KINGDOM -- 1.3%
   HSBC Holdings
       Callable 03/30/2025 @ $100
       6.375%, 03/29/2049 (A) .................      600,000             610,500
                                                                      ----------
   TOTAL CORPORATE OBLIGATIONS
       (Cost $42,026,420) .....................                       42,211,614
                                                                      ----------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 4.3%
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                      ------           -----

UNITED KINGDOM -- 4.3%
   db x-trackers II - Harvest CSI China
     Sovereign Bond UCITS ETF* ................       58,558         $ 1,242,894
   db x-trackers II Iboxx USD Liquid
     Asia Ex-Japan Corporate Bond UCITS
     ETF* .....................................        6,778             782,283
                                                                     -----------
                                                                       2,025,177
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
       (Cost $2,069,113) ......................                        2,025,177

                                                                     -----------

--------------------------------------------------------------------------------
COMMON STOCK -- 1.1%
--------------------------------------------------------------------------------
SINGAPORE -- 0.5%
   Frasers Centrepoint Trust REIT .............      181,000             273,017
                                                                     -----------
UNITED STATES -- 0.6%
   Altisource Residential REIT ................       18,080             275,720
                                                                     -----------
   TOTAL COMMON STOCK
       (Cost $536,169) ........................                          548,737
                                                                     -----------

TOTAL INVESTMENTS-- 94.2%
   (Cost $44,631,702)+ ........................                      $44,785,528
                                                                     ===========

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

--------------------------------------------------------------------------------
                  Settlement      Currency        Currency         Unrealized
Counterparty      Date            to Deliver      to Receive       Depreciation
--------------------------------------------------------------------------------
CreditSuisse       04/21/17     SGD  366,000     USD  257,964       $  (3,716)
CreditSuisse       08/31/17     SGD  370,000     USD  263,458          (1,360)
CreditSuisse       06/06/17     EUR  620,000     USD  655,780          (7,619)
                                                                    ------------
                                                                    $ (12,695)
                                                                    ------------

Percentages are based on Net Assets of $47,518,906.

*    Non-income producing security.
(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on March 31, 2017.
(B)  Distributions are paid-in-kind.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2017
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

(C) Security in default. While management expects to receive the full amount of the principle disclosed, there is a risk that, given capital controls in place in mainland China, amounts ultimately received may be materially different from those disclosed herein and receipt of those proceeds may be significantly delayed or may not occur at all.
+ At March 31, 2017, the tax basis cost of the Fund's investments was $44,631,702, and the unrealized appreciation and depreciation were $977,300and $(823,474) respectively.

CNY -- China Yuan Renminbi
ETF -- Exchange Traded Fund
EUR -- Euro
INR -- Indian Rupee
MTN -- Medium Term Note
PIK -- Payment-in-Kind
REIT -- Real Estate Investment Trust
SGD -- Singapore Dollar
UCITS -- Undertakings for Collective Investment in Transferable Securities USD -- U.S. Dollar

Investments in Securities:                 Level 1             Level 2            Level 3         Total
------------------------------------------------------------------------------------------------------------
  Corporate Obligations                $         --        $ 42,211,614         $      --     $ 42,211,614
  Exchange Traded Funds                   2,025,177                  --                --        2,025,177
  Common Stock                              548,737                  --                --          548,737
                                       ------------        ------------         ---------     -------------
Total Investments in Securities        $  2,573,914        $ 42,211,614         $      --     $ 44,785,528
                                       ============        ============         =========     =============

Other Financial Instruments                Level 1             Level 2            Level 3         Total
------------------------------------------------------------------------------------------------------------
  Forwards Contracts*
     Unrealized Depreciation           $         --        $    (12,695)        $      --     $    (12,695)
                                       ------------        ------------         ---------     -------------
Total Other Financial Instruments      $         --        $    (12,695)        $      --     $    (12,695)
                                       ============        ============         =========     =============

* Forward foreign currency contracts are valued at the net unrealized depreciation on the instrument.

For the period ended March 31, 2017, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-0900

Item 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        The Advisors' Inner Circle
Fund


By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President

Date: May 26, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President

Date: May 26, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO
Date: May 26, 2017